New accounting standards and amendments	12 Months Ended
Dec. 31, 2022
Disclosure of initial application of standards or interpretations [abstract]
New accounting standards and amendments [Text Block]

4. New accounting standards and amendments

New accounting standard

Amendments to IAS 16 Property, plant and equipment

The IASB has made amendments to IAS 16 Property, plant and equipment, which are effective for financial years beginning on or after January 1, 2022. Proceeds from selling items before the related item of property, plant and equipment is available for use should be recognized in profit or loss, together with the costs of producing those items. Companies therefore need to distinguish between the costs associated with producing and selling items before the item of property, plant and equipment (pre-production revenue) is available for use and the costs associated with making the item of property, plant and equipment available for its intended use. For the sale of items that are not part of a company's ordinary activities, the amendments require to separately disclose the sales proceeds and related production cost recognized in profit or loss and specify the line items in which such proceeds and costs are included in the statement of comprehensive income or loss. An entity applies the amendments retrospectively only to items of property, plant and equipment that are brought to the location and condition necessary for them to be capable of operating in the manner intended by management on or after the beginning of the earliest period presented in the financial statements in which the entity first applies the amendments.

The Company has adopted the amendments of IAS 16 on January 1, 2022 and has applied them retroactively. The impacts of the adoption were solely related to the activities of Osisko Development, which were deconsolidated on September 30, 2022 and presented as discontinued operations (Note 31). As a result, the impacts of the adoption are only reflected in certain notes of the consolidated financial statements and are deemed to be immaterial.

Accounting standards issued but not yet effective

The Company has not yet adopted certain standards, interpretations to existing standards and amendments which have been issued but have an effective date of later than December 31, 2022. These updates are not expected to have any significant impact on the Company and are therefore not discussed herein.